CRYPTO ASSETS (Details 2) - Open World Ltd. [Member]		Mar. 31, 2026 USD ($) Integer	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Crypto Asset, Holding [Line Items]
Units Held | Integer		23,569,557	64,451,529
Fair Value (US$) | $		$ 1,082,798	$ 922,987	$ 8,007,056	$ 524,409
USDT/DKUSD [Member]
Crypto Asset, Holding [Line Items]
Units Held | Integer		329,057	339,854
Fair Value (US$) | $		$ 329,057	$ 339,854
GWEI [Member]
Crypto Asset, Holding [Line Items]
Units Held | Integer		9,166,663
Fair Value (US$) | $		$ 391,417
IQ [Member]
Crypto Asset, Holding [Line Items]
Units Held | Integer		1,875,000	1,875,000
Fair Value (US$) | $		$ 201,188	$ 286,875
Crypto Asset, Other [Member]
Crypto Asset, Holding [Line Items]
Units Held | Integer	[1]	12,198,837	61,509,402
Fair Value (US$) | $	[1]	$ 161,136	$ 155,167
E R A [Member]
Crypto Asset, Holding [Line Items]
Units Held | Integer			727,273
Fair Value (US$) | $			$ 141,091

[1]	Includes various other crypto asset balances, none of which individually represented more than 5% of the fair value of total crypto assets held at fair value.